Supplement to the John Hancock Equity Funds Institutional Class I Prospectus
                               dated May 1, 2002



John Hancock Large Cap Equity Fund

On page 9, the "Portfolio Managers" section for the John Hancock Large Cap Equity Fund has been changed as follows:

  Paul J. Berlinguet
   Joined fund team in 2002
  Roger C. Hamilton
   Joined fund team in 1999
  Robert J. Uek, CFA
   Joined fund team in 2002
  Thomas P. Norton, CFA
   Joined fund team in 2002

In addition, on page 22, the management biography for James S. Yu has been deleted.









September 27, 2002